TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Israeli corporate tax rate	23.00%	23.00%	23.00%
Operating loss carryforward	$ 68,870	$ 51,683	$ 37,951